AB Equity Income Fund

Portfolio of Investments

August 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.5%
Information Technology – 29.2%
Semiconductors & Semiconductor Equipment – 8.9%
Analog Devices, Inc.	26,288	$6,173,474
Broadcom, Inc.	77,750	12,659,255
KLA Corp.	13,334	10,926,279
Lam Research Corp.	10,470	8,595,975
NXP Semiconductors NV	34,527	8,851,342
Texas Instruments, Inc.	24,050	5,154,877

		52,361,202

Software – 12.9%
Gen Digital, Inc.	171,810	4,546,093
Intuit, Inc.	18,290	11,527,455
Microsoft Corp.	118,791	49,552,478
Oracle Corp.	71,833	10,149,285

		75,775,311

Technology Hardware, Storage & Peripherals – 7.4%
Apple, Inc.	122,085	27,957,465
Seagate Technology Holdings PLC	73,387	7,305,676
Western Digital Corp.(a)	117,882	7,731,880

		42,995,021

		171,131,534

Financials – 16.8%
Banks – 7.8%
Bank of America Corp.	123,425	5,029,569
JPMorgan Chase & Co.	68,270	15,347,096
M&T Bank Corp.	27,870	4,796,705
Wells Fargo & Co.	349,530	20,437,019

		45,610,389

Capital Markets – 3.1%
Charles Schwab Corp. (The)	62,230	4,051,173
Invesco Ltd.	257,597	4,402,333
Morgan Stanley	96,067	9,953,502

		18,407,008

Financial Services – 1.6%
Visa, Inc. - Class A	33,600	9,286,032

Insurance – 4.3%
Allstate Corp. (The)	18,341	3,465,349
MetLife, Inc.	234,480	18,167,510
Progressive Corp. (The)	13,340	3,364,348

		24,997,207

		98,300,636

Health Care – 14.5%
Biotechnology – 3.1%
AbbVie, Inc.	92,990	18,254,867

Health Care Equipment & Supplies – 2.5%
Medtronic PLC	163,790	14,508,518

Company	Shares	U.S. $ Value

Health Care Providers & Services – 3.3%
Encompass Health Corp.	31,780	$2,957,129
Humana, Inc.	7,540	2,672,704
Labcorp Holdings, Inc.	15,910	3,657,550
UnitedHealth Group, Inc.	17,283	10,200,426

		19,487,809

Life Sciences Tools & Services – 1.3%
Thermo Fisher Scientific, Inc.	11,970	7,362,388

Pharmaceuticals – 4.3%
Merck & Co., Inc.	98,679	11,688,528
Pfizer, Inc.	100,040	2,902,160
Royalty Pharma PLC - Class A	370,789	10,764,005

		25,354,693

		84,968,275

Consumer Staples – 7.2%
Beverages – 1.8%
Coca-Cola Co. (The)	88,330	6,401,275
PepsiCo, Inc.	23,748	4,105,554

		10,506,829

Consumer Staples Distribution & Retail – 2.2%
Walmart, Inc.	166,597	12,866,286

Food Products – 0.9%
Kellanova	67,780	5,463,746

Household Products – 1.4%
Procter & Gamble Co. (The)	49,050	8,414,037

Personal Care Products – 0.9%
Kenvue, Inc.	235,860	5,177,127

		42,428,025

Industrials – 7.2%
Aerospace & Defense – 1.4%
L3Harris Technologies, Inc.	19,276	4,562,051
Lockheed Martin Corp.	6,660	3,783,546

		8,345,597

Air Freight & Logistics – 1.0%
CH Robinson Worldwide, Inc.	56,410	5,838,999

Electrical Equipment – 0.8%
Eaton Corp. PLC	14,750	4,527,217

Machinery – 2.3%
PACCAR, Inc.	83,905	8,069,983
Stanley Black & Decker, Inc.	54,139	5,541,668

		13,611,651

Company	Shares	U.S. $ Value

Professional Services – 1.7%
Paychex, Inc.	29,390	$3,855,968
Robert Half, Inc.	94,867	5,945,315

		9,801,283

		42,124,747

Communication Services – 5.0%
Diversified Telecommunication Services – 2.9%
Comcast Corp. - Class A	263,628	10,431,760
Deutsche Telekom AG (Sponsored ADR)	244,227	6,943,373

		17,375,133

Entertainment – 1.0%
Walt Disney Co. (The)	64,210	5,803,300

Wireless Telecommunication Services – 1.1%
T-Mobile US, Inc.	32,580	6,474,298

		29,652,731

Consumer Discretionary – 4.8%
Hotels, Restaurants & Leisure – 1.5%
McDonald’s Corp.	30,140	8,700,212

Specialty Retail – 1.8%
Bath & Body Works, Inc.	109,201	3,359,023
Lowe’s Cos., Inc.	30,310	7,532,035

		10,891,058

Textiles, Apparel & Luxury Goods – 1.5%
Tapestry, Inc.	209,795	8,595,301

		28,186,571

Energy – 4.4%
Energy Equipment & Services – 1.1%
Baker Hughes Co.	184,812	6,499,838

Oil, Gas & Consumable Fuels – 3.3%
Cameco Corp.	72,650	2,967,026
EOG Resources, Inc.	61,035	7,862,529
Exxon Mobil Corp.	74,087	8,737,821

		19,567,376

		26,067,214

Real Estate – 3.9%
Health Care REITs – 0.7%
Alexandria Real Estate Equities, Inc.	33,197	3,969,365

Hotel & Resort REITs – 0.6%
Ryman Hospitality Properties, Inc.	36,162	3,759,402

Industrial REITs – 0.8%
Rexford Industrial Realty, Inc.(b)	93,700	4,771,204

Office REITs – 0.5%
BXP, Inc.	38,070	2,863,625

Residential REITs – 0.5%
Mid-America Apartment Communities, Inc.	18,530	3,008,716

Company	Shares	U.S. $ Value

Specialized REITs – 0.8%
Digital Realty Trust, Inc.	30,780	$4,666,556

		23,038,868

Utilities – 3.7%
Electric Utilities – 2.8%
American Electric Power Co., Inc.	164,510	16,497,063

Multi-Utilities – 0.9%
Ameren Corp.	63,070	5,203,906

		21,700,969

Materials – 2.8%
Chemicals – 2.8%
Corteva, Inc.	47,905	2,744,957
LyondellBasell Industries NV - Class A	136,172	13,440,176

		16,185,133

Total Common Stocks (cost $394,240,054)		583,784,703

SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.16%(c) (d) (e) (cost $2,126,759)	2,126,759	2,126,759

Total Investments – 99.9% (cost $396,366,813)(f)		585,911,462
Other assets less liabilities – 0.1%		495,985

Net Assets – 100.0%		$586,407,447

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of August 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $195,673,753 and gross unrealized depreciation of investments was $(6,129,104), resulting in net unrealized appreciation of $189,544,649.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Equity Income Fund

August 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$583,784,703	$—	$—	$583,784,703
Short-Term Investments	2,126,759	—	—	2,126,759

Total Investments in Securities	585,911,462	—	—	585,911,462
Other Financial Instruments(b)	—	—	—	—

Total	$585,911,462	$—	$—	$585,911,462

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2024 is as follows:

Fund	Market Value 11/30/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$772	$60,809	$59,454	$2,127	$116
Government Money Market Portfolio*	5,402	28,506	33,908	0	36
Total	$6,174	$89,315	$93,362	$2,127	$152

*	Investments of cash collateral for securities lending transactions.